Summary of Changes in Benefit Obligations for Companies Supplemental Employee Retirement Plan (Detail) (Supplemental Employee Retirement Plans, Defined Benefit) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	$ 4	218	156
Service cost		3	5
Interest cost		8	9
Benefits paid	(5)	(260)
Actuarial loss	1	51	29
Effect of foreign exchange rate changes		13	19
Benefit obligation, end of the year		33	218
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss	$ 1	51	29